Insurance Contract Liabilities - Schedule of Insurance Expenses Incurred (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Insurance Contract Liabilities [Abstract]
Medicines	S/ 73,180	S/ 69,821	S/ 153,235	S/ 130,541
Room service for inpatients	8,635	11,992	14,895	16,559
Medical consultation fees	21,779	22,067	36,812	33,204
Auxiliary services and clinical laboratory	28,538	31,176	63,027	66,141
Surgery fees	2,493	6,595	3,626	14,394
Insurance contracts	(332)	1,126	3,206	4,910
Insurance expenses	S/ 134,293	S/ 142,777	S/ 274,801	S/ 265,749